Investment Objectives and Goals - TOPS Managed Risk Flex ETF Portfolio	Apr. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PORTFOLIO SUMMARY: TOPS® Managed Risk Flex ETF Portfolio
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.